EMPLOYEE BENEFIT PLANS: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected annual Medicare Part D subsidies
2013	$ 58
2014	64
2015	72
2016	82
2017	91
2018 through 2022	615
Postretirement benefit plans
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit	(501)
Net actuarial loss	6,574
Net amount recognized in accumulated other comprehensive loss	6,073
Estimated amount to be amortized from accumulated other comprehensive earnings (loss) into net periodic benefit cost during next fiscal year
Actuarial loss	796
Prior service credit	(125)
Changes in the accumulated postretirement benefit obligation
Benefit obligation, beginning of the period	26,108	20,689
Service cost	1,034	831	696
Interest cost	1,113	1,117	958
Actuarial (gain)/loss	(520)	3,898
Benefits paid	(354)	(427)
Benefit obligation, end of the period	27,381	26,108	20,689
Net periodic postretirement benefit cost
Service cost benefits attributed to service during the period	1,034	831	696
Interest cost on the accumulated postretirement benefit obligation	1,113	1,117	958
Net amortization	1,036	501	128
Net periodic postretirement benefit cost	3,183	2,449	1,782
Assumed health care cost trend rate for 2012 (as a percent)	8.20%
Specified pre and post retirement age	65 years
Assumed ultimate health care cost trend rate (as a percent)	5.00%
Weighted-average discount rate used in determining the accumulated postretirement benefit obligation (as a percent)	3.91%	4.31%
Effect of one percentage point increase or decrease in health care trend rates
1% Increase, Postretirement benefit obligation	6,569
1% Decrease, Postretirement benefit obligation	(4,281)
1% Increase, Total of service and interest cost components	604
1% Decrease, Total of service and interest cost components	(407)
Estimated future benefit payments
2013	613
2014	752
2015	900
2016	1,014
2017	1,136
2018 through 2022	$ 7,443